Stockholders' Equity and Stock-based Compensation (Details) - USD ($)		1 Months Ended										2 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Oct. 05, 2020	May 22, 2021	Feb. 28, 2021	Jan. 25, 2021	Sep. 24, 2020	Jun. 15, 2020	Mar. 31, 2020	Mar. 25, 2020	Dec. 30, 2019	Nov. 30, 2019	Nov. 01, 2018	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2018
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Stockholders’ equity and stock-based compensation discerption															In accordance with the NSA and pursuant to certain Repurchase Agreements entered into with the Company, effective as of June 8, 2021, each of Mr. Kokorich, Nortrone Finance S.A. and Brainyspace LLC (collectively “Co-Founders”) sold 100% of their respective equity interests in the Company on June 30, 2021. These equity interests consisted of Class B Common Stock (70,000,000 shares with par value of $70), FF Preferred Stock (20,000,000 shares with par value of $20), Series Seed Preferred Stock (13,759,298 shares with par value of $14), and Class A Common Stock Options (5,078,750 options). In exchange for these shares and options, the Company initially paid each entity $1, but will additionally pay up to an aggregate of $50,000,000, out of funds legally available therefor, to Mr. Kokorich, Nortrone Finance S.A. and Brainyspace LLC, on a pro rata basis, as follows: (i) an aggregate of $40,000,000 to be paid out of funds legally available therefor, within 10 business days after the earlier of (A) a business combination or capital raising transaction or series of transactions (whether in the form of debt or equity) resulting in cash proceeds of no less than $100,000,000 and (B) the Business Combination (the “First Payment Date”); and (ii) an aggregate of $10,000,000 to be paid out of funds legally available therefor, within 10 business days after a business combination or capital raising transaction or series of transactions (whether in the form of debt or equity) resulting in cash proceeds of no less than $250,000,000 (determined without any reduction for the $100,000,000 previously received in respect of the First Payment Date).
Treasury stock, value (in Dollars)													$ 3		$ 3
Additional consideration to be paid (in Dollars)															22,000,001
Stock purchase warrants, description			the Company entered into the Term Loan to provide the Company up to $40,000,000 of working capital. In conjunction with the Term Loan, warrants up to 1% of the fully diluted capitalization (including allowance for conversion of all outstanding convertible notes, SAFE notes and such warrants) of the Company were granted to the lender exercisable at the lender’s option. 80% of the 1% of the warrants were earned by the lender at the completion of the agreement. The remaining 20% of the warrants was forfeited as of June 30, 2021. The stock purchase warrant expires on June 30, 2031. The warrant’s original estimated fair value of $15,647,538 was recorded as a derivative liability under ASC 815, Derivatives and Hedging, with the offset recorded as a debt discount. The Company recorded the decrease in the estimated fair value of the warrant of $(4,056,962) and $(11,057,697) for the three and six months ended June 30, 2021, respectively, to reflect the value of the warrant of $4,589,843 as of June 30, 2021.
Borrowings (in Dollars)							$ 4,500,000					$ 4,500,000
Financing amount (in Dollars)							225,000					225,000
Convertible debt issue (in Dollars)							250,000					$ 250,000
Fair value of warrant (in Dollars)							$ 29,415						397,362		1,479,349
Value of the warrant (in Dollars)															1,726,835
Shares, Issued							37,006,537					37,006,537
Subject to awards outstanding												11,650,000
Intrinsic value of options exercisable (in Dollars)															$ 28,276,913	$ 345,987
Unrecognized compensation expenses (in Dollars)														$ 1,180,467		$ 1,180,467		$ 1,792,406
Weighted-average period															10 months 2 days	2 years 1 month 28 days
Stock-based compensation expense															114,584
Unrecognized compensation cost related to unvested (in Dollars)															$ 1,042
Number of shares vested											40,000,000				62,500		787,500	660,416
Risk-free rate								0.19%
Expected volatility								41.00%							57.00%
Fair value per share (in Dollars per share)								$ 0.09							$ 1.959
Options totaled (in Dollars)								$ 16,742					$ 1,175,450		$ 1,175,450
Restricted stock award	197,917			1,058,074				189,167
Exercise price (in Dollars per share)								$ 0.07
Forfeiture of options								970,833
Compensation expense (in Dollars)								$ 4,631
Compensation expense description						the Company modified an option award for an employee, which resulted in the vesting acceleration of 78,125 shares underlying such option award. This Type I modification resulted in incremental compensation expense of $703.
Total compensation expense (in Dollars)															9,845
Selling, general and administrative expenses (in Dollars)															$ 2,970
Forfeiture shares underlying description					the Company modified an option award for an employee, which resulted in the forfeiture of 4,000,000 shares underlying such option award, the vesting acceleration of 600,000 shares underlying such option award, and the continued vesting of 400,000 shares underlying such option award over a four-month period. This modified option award has an exercise price of $0.07 per share, expected term of approximately one year, a risk-free
Interest rate															0.12%
Compensation expense (in Dollars)															$ 21,003
compensation expense recognized (in Dollars)															$ 783,637
Incremental compensation expense (in Dollars)	$ 399,594
outstanding preferred shares													0	222,500,000	0	222,500,000
Common stock, voting rights																		Preferred stock shareholders are entitled to one vote per share of Class A common stock that they would then convert into.
Exchange agreements, description											the Company entered into exchange agreements with Mikhail Kokorich (its then current Chief Executive Officer, “CEO”) and a related entity of a co-founder (the Company’s two founding shareholders), whereby 100,000,000 fully vested shares of then-outstanding common stock were reconstituted into 80,000,000 shares of Class B common stock and 20,000,000 shares of FF preferred stock, with the Company’s CEO and the related entity each holding 40,000,000 shares of Class B common stock and 10,000,000 shares of FF preferred stock, respectively.
Number of vested years											4 years
Shares authorised											578,761,378
Common stock, par value (in Dollars per share)											$ 0.000001
Gross proceeds (in Dollars)																		$ 75,000,000
Preferred shares voting rights, description																		FF Preferred shareholders are entitled to one vote per share.
Borrowing amount (in Dollars)							$ 4,500,000					$ 4,500,000	$ 15,000,000		$ 15,000,000
Stock purchase warrants, description							Stock in a subsequent round of financing) equal to $225,000 divided by the price per share in the applicable round of financing. Under the warrant agreement, the lender is also provided certain rights to invest up to an additional $250,000 in the Company’s equity or convertible debt issued in certain future offerings. The stock warrant expires on March 9, 2030 and is accounted for at fair value as a derivative liability. The valuation of the warrant was determined through the use of a Black Scholes options model, with a calculated fair value of $29,415 at the issuance date. The Company recorded the increase in the fair value of the warrant of $3,176,770 for the year ended December 31, 2020, in other income (expense) within the accompanying statements of operations. Additionally, there was an immaterial amount of deferred issuance costs allocated to the warrants.
Warrant term modification, description									the Company modified the terms of the original warrant. A total of 1,250,000 warrant shares became immediately vested and the remaining 3,750,000 warrant shares were forfeited. The Company accounted for the modification as a Type III modification, which resulted in a re-measured fair value per share of $0.035 and the recognition of incremental compensation expense of $19,601. A total of $43,299 of compensation expense was recognized from the grant date through December 31, 2019 and is included within selling, general and administrative expenses in the accompanying statements of operations.
Selling, general and administrative expenses (in Dollars)														$ 102		$ 335
Weighted-average period unvested																		2 years 4 months 13 days
Research and development expenses (in Dollars)													$ 20,794,056	$ 3,963,236	$ 30,700,331	$ 8,380,801		$ 22,718,272	$ 9,837,323
Restricted Stock Awards [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Unrecognized compensation expenses (in Dollars)																		$ 1,667
Weighted-average period unvested																		1 year 3 months 29 days
Number of shares were subject to repurchase																		177,084
Stock Option Modifications [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Selling, general and administrative expenses (in Dollars)																		$ 2,970
Forfeiture of options					4,000,000			970,833
Number of acceleration of options vested	197,917				600,000	78,125		189,167
Exercise price per share (in Dollars per share)					$ 0.07			$ 0.07
Expected term					1 year			1 year
Risk-free interest rate					0.12%			0.19%
Expected volatility					57.00%			41.00%
Expected dividends								0.00%
Re-measured fair value per share (in Dollars per share)					$ 2,029			$ 0.09
Compensation expense reversed (in Dollars)					$ 76,781			$ 4,630
incremental compensation expense (in Dollars)	$ 399,594				$ 783,637	$ 703		$ 16,742
Research and development expenses (in Dollars)																		$ 9,845
Number of options vesting continued					400,000
Incremental compensation expense related to accelerated options (in Dollars)					$ 1,175,450
Stable Road Acquisition Corp [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
outstanding preferred shares
Preferred stock, shares authorized													1,000,000		1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)													$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Director [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Number of shares vested		833,334
Exercise price (in Dollars per share)		$ 0.07
Risk-free rate		0.04%
Expected volatility		65.00%
Fair value per share (in Dollars per share)		$ 2.66
Options totaled (in Dollars)		$ 2,220,025
Chief Executive Officer [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Risk-free rate				0.10%
Expected volatility				78.00%
Fair value per share (in Dollars per share)				$ 5.16
Options totaled (in Dollars)				$ 5,448,107
Series A Preferred Stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Stock purchase							774,527
Warrants to purchase shares							774,527					774,527
Class A Common Stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Common stock, shares issued																				30,975,958
Stock plan issued																			4,430,579
Common stock, voting rights																		Class A Common shareholders are entitled to one vote per share.
Warrants to purchase shares																				5,000,000
Reserved for future issuance																					30,975,958
Class A Common Stock [Member] | Stable Road Acquisition Corp [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Common stock, shares issued													6,379,970		6,379,970		2,369,468	6,668,084	2,369,468
Common stock, shares authorized													100,000,000		100,000,000		100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)													$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights															Holders of Class A common stock are entitled to one vote for each share			Holders of Class A common stock are entitled to one vote for each share
Common stock, shares outstanding													6,379,970		6,379,970		2,369,468	6,668,084	2,369,468
Shares of common stock subject to possible redemption													11,395,368		11,395,368		15,425,532	11,126,916	15,425,532
Class B Common Stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Common stock, voting rights																		Class B Common shareholders are entitled to ten votes per share.
Class B Common Stock [Member] | Stable Road Acquisition Corp [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Common stock, shares issued													4,312,500		4,312,500		4,312,500	4,312,500	4,312,500
Common stock, shares authorized													10,000,000		10,000,000		10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)													$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights															Holders of Class B common stock are entitled to one vote for each share			Holders of Class B common stock are entitled to one vote for each share
Common stock, shares outstanding													4,312,500		4,312,500		4,312,500	4,312,500	4,312,500
Common stock converted percentage															20.00%			20.00%
Minimum [Member] | Chief Executive Officer [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)				$ 0.01
Maximum [Member] | Chief Executive Officer [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)				$ 0.07
New 2018 Stock Plan [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Reserved for future issuance																					4,430,579
Amended Plan and Restated 2018 Stock Plan [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Stock incentive plan, description																		In February and March 2020, the Board approved an amendment and restatement to the New 2018 Stock Plan (the “Amended Plan and Restated 2018 Stock Plan”), and further amendments thereto that increased the number of shares that may be issued thereunder to 37,006,537 plus any additional shares, capped at 11,650,000, subject to awards outstanding as of October 30, 2018 and issued under the Initial Plan that are forfeited to, or repurchased by the Company. The Amended and Restated 2018 Stock Plan expires on October 30, 2028, unless terminated earlier.
Option Outside of Stock Plan [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Weighted-average period unvested (in Dollars per share)										$ 0.02
Option Outside of Stock Plan [Member] | Class A Common Stock [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Number of shares exercisable										545,454
Selling, general and administrative expenses (in Dollars)										$ 12,803
Warrant [Member]
Stockholders' Equity and Stock-based Compensation (Details) [Line Items]
Exerise price per share (in Dollars per share)																				$ 0.05
Grant date fair value (in Dollars per share)																				$ 0.019